UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-07326

Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli ABC Fund

Semiannual Report — June 30, 2016

(Y)our Portfolio Management Team

“Give a man a fish and you feed him for a day.

Teach him how to arbitrage and you feed him forever.”

— Warren Buffett

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund increased 1.2% compared with an increase of 5.4% for the Standard & Poor’s (“S&P”) Long-Only Merger Arbitrage Index. The performance of the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the period was 0.2%. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)						Since
	Six Months	1 Year	5 Year	10 Year	15 Year	Inception (5/14/93)
AAA Shares (GABCX)	1.19%	1.83%	2.61%	3.57%	3.81%	5.85%
Advisor Shares (GADVX)	1.10	1.61	2.33	3.33	3.65	5.74
S&P Long-Only Merger Arbitrage Index.	5.43	3.81	3.21	N/A(b)	N/A(b)	N/A(b)
Lipper U.S. Treasury Money Market Fund Average	0.01	0.02	0.01	0.79	1.06	2.28(c)
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.15	0.19	0.09	1.04	1.36	2.73
S&P 500 Index	3.84	3.99	12.10	7.42	5.75	9.12(c)

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA and the Advisor Class Shares are 0.59% and 0.84%, respectively. See page 12 for the expense ratios for the six months ended June 30, 2016. The Fund does not have a sales charge.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund between April 1 2002 through April 30,2007. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Long-Only Merger Arbitrage Index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P Long-Only Merger Arbitrage Index inception date is January 17, 2008.
(c)	Lipper U.S. Treasury Money Market Fund Average and the S&P 500 Index since inception performance returns are as of April 30, 1993.

The Gabelli ABC Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2016 through June 30, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli ABC Fund
Actual Fund Return
Class AAA	$1,000.00	$1,011.90	0.62%	$3.10
Advisor Class	$1,000.00	$1,011.00	0.87%	$4.35
Hypothetical 5% Return
Class AAA	$1,000.00	$1,021.78	0.62%	$3.12
Advisor Class	$1,000.00	$1,020.54	0.87%	$4.37

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2016:

The Gabelli ABC Fund

Long Positions
U.S. Government Obligations	57.3%
Energy and Utilities	11.1%
Computer Software and Services	5.7%
Health Care	5.6%
Specialty Chemicals	3.8%
Electronics	2.1%
Entertainment	2.1%
Building and Construction	1.6%
Consumer Products	1.4%
Financial Services	1.3%
Food and Beverage	1.2%
Semiconductors	1.2%
Retail	1.2%
Telecommunications	1.1%
Metals and Mining	0.7%
Cable and Satellite	0.6%
Hotels and Gaming	0.6%
Consumer Services	0.5%
Wireless Communications	0.5%

Business Services	0.4%
Machinery	0.4%
Diversified Industrial	0.2%
Aerospace	0.2%
Broadcasting	0.2%
Publishing	0.2%
Real Estate Investment Trusts	0.1%
Computer Hardware	0.1%
Transportation	0.0	%*
Automotive: Parts and Accessories	0.0	%*
Airlines	0.0	%*
Other Assets and Liabilities (Net)	1.4%
Equity Contract for Difference Swap Agreements	(0.1)%

Short Positions
Energy and Utilities	(0.0	)%**
Broadcasting	(0.1)%
Health Care	(0.9)%
Building and Construction	(1.7)%

	100.0%

*	Amount represents less than 0.05%
**	Amount represents less than (0.05)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 43.8%
	Aerospace — 0.2%
38,000	B/E Aerospace Inc.	$2,037,621	$1,754,650
35,000	KLX Inc.†	1,377,328	1,085,000

		3,414,949	2,839,650

	Airlines — 0.0%
100	Virgin America Inc.†	5,451	5,621

	Automotive: Parts and Accessories — 0.0%
47,000	Federal-Mogul Holdings Corp.†	343,922	390,570

	Broadcasting — 0.2%
8,000	Cogeco Inc.	155,796	345,710
387,700	Crown Media Holdings Inc., Cl. A†	1,973,683	1,957,885
15,000	MSG Networks Inc., Cl. A†	221,600	230,100

		2,351,079	2,533,695

	Building and Construction — 1.6%
600,000	Lennar Corp., Cl. B	21,534,211	22,350,000
48,000	Norbord Inc.	1,161,166	938,488

		22,695,377	23,288,488

	Business Services — 0.4%
54,000	Blackhawk Network Holdings Inc.†	1,313,909	1,808,460
36,000	Diebold Inc	1,121,186	893,880
52,628	exactEarth Ltd.†	151,089	56,622
47,721	Global Sources Ltd.†	320,306	437,602
20,000	GrainCorp Ltd., Cl. A	162,315	128,725
60,000	R. R. Donnelley & Sons Co.	1,167,000	1,015,200
10,000	The Brink’s Co.	290,866	284,900
40,000	The Interpublic Group of Companies Inc.	748,179	924,000

		5,274,850	5,549,389

	Cable and Satellite — 0.6%
1,000	AMC Networks Inc., Cl. A†	33,167	60,420
15,000	Charter Communications Inc., Cl. A†	3,105,523	3,429,600
55,000	Liberty Global plc, Cl. A†	2,030,215	1,598,300
105,000	Liberty Global plc, Cl. C†	3,802,239	3,008,250
6,821	Liberty Global plc LiLAC, Cl. A†	302,141	220,039
14,977	Liberty Global plc LiLAC, Cl. C†	651,346	486,599
40,000	Sky plc	483,261	451,562

		10,407,892	9,254,770

	Computer Hardware — 0.1%
75,000	Brocade Communications Systems Inc.	648,222	688,500
61,850	Hutchinson Technology Inc.†	220,495	209,671

Shares		Cost	Market Value
10,000	Lexmark International Inc., Cl. A	$385,415	$377,500

		1,254,132	1,275,671

	Computer Software and Services — 5.7%
74,500	Ausy†	4,517,756	4,533,165
165,000	Covisint Corp.†	425,420	359,700
194,753	Cvent Inc.†	6,915,858	6,956,577
600,000	Demandware Inc.†	44,913,976	44,940,000
30,000	EMC Corp	823,165	815,100
5,000	Engineering SpA†	357,982	365,109
52,000	iGO Inc.†	163,480	153,920
195,500	inContact Inc.†	2,706,711	2,707,675
5,000	InterXion Holding NV†	147,119	184,400
1,200	KUKA AG	147,932	141,827
110,000	LinkedIn Corp., Cl. A†	21,113,680	20,817,500
14,000	Marketo Inc.†	492,484	487,480
500	Qihoo 360 Technology Co Ltd., ADR†	36,498	36,525
2,000	ReachLocal Inc.†	9,090	9,100
5,000	SciQuest Inc.†	88,325	88,300
100	Xura Inc.†	2,452	2,443
2,000	Yahoo! Inc.†	29,400	75,120

		82,891,328	82,673,941

	Consumer Products — 1.4%
60,000	Avon Products Inc.	361,101	226,800
22,000	Bang & Olufsen A/S†	229,454	192,034
12,000	Edgewell Personal Care Co.†	970,185	1,012,920
22,000	Elizabeth Arden Inc.†	305,470	302,720
645,000	Pacific Brands Ltd.	570,449	507,788
6,000	Skullcandy Inc.†	34,260	36,840
670,000	Tumi Holdings Inc.†	17,916,614	17,915,800

		20,387,533	20,194,902

	Consumer Services — 0.5%
40,000	Apollo Education Group Inc.†	351,652	364,800
300,000	Corinthian Colleges Inc.†	28,312	285
135,000	Gategroup Holding AG	7,320,854	7,105,991
1,000	Liberty Interactive Corp. QVC Group, Cl. A†	27,411	25,370

		7,728,229	7,496,446

	Diversified Industrial — 0.2%
5,000	Fortune Brands Home & Security Inc.	66,455	289,850
30,000	Katy Industries Inc.†	23,298	37,500
40,000	Myers Industries Inc.	415,859	576,000
45,000	Tyco International plc	858,173	1,917,000
17,000	Wartsila OYJ Abp	835,278	689,546

		2,199,063	3,509,896

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics — 2.1%
70,000	Alliance Semiconductor Corp.†	$240,731	$42,700
55,200	American Science & Engineering Inc.	2,037,285	2,065,032
290,600	Axis Communications AB	11,645,787	11,475,346
127,943	FEI Co.	13,585,411	13,674,548
11,000	MoSys Inc.†	42,078	4,455
110,000	Rofin-Sinar Technologies Inc.†	3,480,210	3,513,400
8,000	Saft Groupe SA	338,593	324,403

		31,370,095	31,099,884

	Energy and Utilities — 11.1%
130,000	AGL Resources Inc.	8,575,179	8,576,100
960,000	Alvopetro Energy Ltd., New York†	985,296	219,203
28,000	Anadarko Petroleum Corp.	2,214,944	1,491,000
15,500	Apache Corp.	794,145	862,885
43,000	Avangrid Inc.	1,667,365	1,980,580
2,800,000	Columbia Pipeline Group Inc.	70,885,281	71,372,000
20,000	Endesa SA	453,617	400,178
40,000	EXCO Resources Inc.†	194,990	52,000
460,000	Gulf Coast Ultra Deep Royalty Trust†	719,884	33,120
4,500	Hess Corp.	222,442	270,450
2,000	ITC Holdings Corp.	77,632	93,640
10,000	Memorial Resource Development Corp.†	146,247	158,800
75,000	National Fuel Gas Co.	4,171,497	4,266,000
60,000	Noble Energy Inc.	2,356,779	2,152,200
100,000	Piedmont Natural Gas Co. Inc.	5,900,386	6,012,000
800,000	Questar Corp.	19,937,742	20,296,000
140,000	Severn Trent plc	3,782,652	4,538,254
12,703	Steel Excel Inc.†	216,540	133,381
10,000	Talen Energy Corp.†	138,872	135,500
314,967	TECO Energy Inc.	8,679,730	8,705,688
180,032	The Empire District Electric Co.	5,989,450	6,115,687
130,000	Weatherford International plc†	1,484,846	721,500
400,000	Westar Energy Inc.	22,585,319	22,436,000
70,000	WesternZagros Resources Ltd.†	245,398	6,231

		162,426,233	161,028,397

	Entertainment — 2.1%
20,000	Carmike Cinemas Inc.†	589,263	602,400
13,000	Discovery Communications Inc., Cl. A†	348,628	327,990

Shares		Cost	Market Value
13,000	Discovery Communications Inc., Cl. C†	$256,455	$310,050
500,000	DreamWorks Animation SKG Inc., Cl. A†	19,951,163	20,435,000
260,000	Media General Inc.†	4,105,156	4,469,400
1,500	Scripps Networks Interactive Inc., Cl. A	79,134	93,405
2,000	The Madison Square Garden Co, Cl. A†	179,986	345,020
52,000	Time Warner Inc.	3,675,513	3,824,080

		29,185,298	30,407,345

	Financial Services — 1.3%
78,000	AllianceBernstein Holding LP	1,201,461	1,817,400
2,500	Aspen Insurance Holdings Ltd.	108,766	115,950
430,000	Astoria Financial Corp.	6,536,191	6,591,900
28,000	H&R Block Inc.	603,441	644,000
45,000	Hilltop Holdings Inc.†	861,360	944,550
40,000	Kinnevik AB, Cl. A	1,444,438	1,033,011
60,000	KKR & Co. LP	256,003	740,400
1,400	MasterCard Inc., Cl. A	27,948	123,284
168,637	National Interstate Corp.	4,943,332	5,101,269
55,000	Navient Corp.	341,093	657,250
10,000	Oritani Financial Corp.	103,087	159,900
7,312	Sterling Bancorp	65,721	114,798
5,000	The PNC Financial Services Group Inc.	250,104	406,950
255,000	Wright Investors’ Service Holdings Inc.†	637,500	293,250

		17,380,445	18,743,912

	Food and Beverage — 1.2%
3,330,000	Parmalat SpA	10,792,774	8,654,822
6,000	Pernod Ricard SA	479,591	666,519
6,200,000	Premier Foods plc†	4,423,362	3,404,689
24,000	Remy Cointreau SA	1,467,270	2,063,345
40,000	SABMiller plc	2,437,876	2,327,036
10,850	Snyder’s-Lance Inc.	363,147	367,707
500	The Hershey Co.	56,815	56,745
10,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.†	68,912	58,844

		20,089,747	17,599,707

	Health Care — 5.5%
13,000	AbbVie Inc.	789,139	804,830
196,000	Alere Inc.†	10,559,252	8,169,280
14,000	Allergan plc†	3,616,336	3,235,260
325,465	ArthroCare Corp. Stub†	0	113,913
92,000	AstraZeneca plc, ADR	3,583,265	2,777,480
800	Bio-Rad Laboratories Inc., Cl. A†	79,952	114,416
479,000	Celator Pharmaceuticals Inc.†	14,411,611	14,456,220

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
38,000	Celesio AG	$1,201,989	$1,071,135
11,500	Cigna Corp.	1,609,746	1,471,885
50,000	ExamWorks Group Inc.†	1,748,199	1,742,500
43,577	Hansen Medical Inc.†	174,491	173,001
54,000	HeartWare International Inc.†	3,104,056	3,118,500
3,500	Humana Inc.	634,292	629,580
2,000	ICU Medical Inc.†	115,620	225,500
400	Illumina Inc.†	16,234	56,152
14,000	Laboratory Corp. of America Holdings†	1,650,100	1,823,780
298,500	LDR Holding Corp.†	11,030,173	11,029,575
500	Mead Johnson Nutrition Co.	12,000	45,375
5,000	Mylan NV†	252,650	216,200
433,000	Myrexis Inc.†	44,849	25,547
4,000	Perrigo Co. plc	548,411	362,680
366,000	St. Jude Medical Inc.	28,984,407	28,548,000
6,000	Symmetry Surgical Inc.†	77,458	78,780
5,000	XenoPort Inc.†	34,500	35,200

		84,278,730	80,324,789

	Hotels and Gaming — 0.6%
16,000	Belmond Ltd., Cl. A†	180,843	158,401
500	Churchill Downs Inc.	21,323	63,180
12,000	Diamond Resorts International Inc.†	357,360	359,520
20,000	Eldorado Resorts Inc.†	97,487	303,900
220,000	International Game Technology plc	4,166,730	4,122,800
25,000	Ryman Hospitality Properties Inc.	1,076,449	1,266,250
35,000	Starwood Hotels & Resorts Worldwide Inc.	2,618,006	2,588,250

		8,518,198	8,862,301

	Machinery — 0.4%
44,000	Astec Industries Inc.	1,555,122	2,470,600
5,000	Bolzoni SpA†	23,416	23,826
75,000	CNH Industrial NV	647,594	536,250
50,000	Xylem Inc.	1,467,071	2,232,500

		3,693,203	5,263,176

	Metals and Mining — 0.7%
43,000	Alamos Gold Inc., Cl. A	545,262	369,800
350,000	Alcoa Inc.	3,172,687	3,244,500
15,000	AuRico Metals Inc.†	7,983	11,842
185,000	Freeport-McMoRan Inc.	1,989,618	2,060,900
42,000	Newmont Mining Corp.	998,157	1,643,040
12,000	Pan American Silver Corp.	170,418	197,655
10,500	Vulcan Materials Co.	457,522	1,263,780
110,000	Whiting Petroleum Corp.†	2,146,965	1,018,600

		9,488,612	9,810,117

Shares		Cost	Market Value

	Publishing — 0.2%
6,000	Meredith Corp.	$259,554	$311,460
125,000	The E.W. Scripps Co., Cl. A†	2,297,598	1,980,000
7,800	tronc Inc.	89,622	107,640

		2,646,774	2,399,100

	Real Estate Investment Trusts — 0.1%
500	American Tower Corp.	7,707	56,805
1,000	Conwert Immobilien Invest SE	13,727	16,064
73,846	Rouse Properties Inc.	1,333,265	1,347,689

		1,354,699	1,420,558

	Retail — 1.1%
6,000	Aaron’s Inc.	152,630	131,340
50,000	CST Brands Inc.	1,644,555	2,154,000
30,000	Krispy Kreme Doughnuts Inc.†	629,010	628,800
22,000	Macy’s Inc.	454,276	739,420
100,000	Office Depot Inc.†	405,498	331,000
1,500,000	Rite Aid Corp.†	11,939,900	11,235,000

		15,225,869	15,219,560

	Semiconductors — 1.2%
200	AIXTRON SE†	1,237	1,212
810,000	Fairchild Semiconductor International Inc.†	15,810,884	16,078,500
20,000	KLA-Tencor Corp.	1,315,313	1,465,000
500	QLogic Corp.†	7,432	7,370

		17,134,866	17,552,082

	Specialty Chemicals — 3.8%
546,500	Axiall Corp.	15,720,891	17,821,365
10,000	Chemtura Corp.†	259,897	263,800
26,000	International Flavors & Fragrances Inc.	2,656,717	3,277,820
3,000	Monsanto Co.	301,670	310,230
25,000	SGL Carbon SE†	488,278	272,722
1,500	Syngenta AG, ADR	122,740	115,185
300,000	The Valspar Corp.	31,666,556	32,409,000

		51,216,749	54,470,122

	Telecommunications — 1.1%
300,000	Asia Satellite Telecommunications Holdings Ltd.	683,347	431,549
1,000	Axia NetMedia Corp.	3,192	3,228
16,500	Harris Corp.	1,320,559	1,376,760
130,000	Koninklijke KPN NV	396,278	469,593
22,000	Level 3 Communications Inc.†	1,026,401	1,132,780
100,000	Pharol SGPS SA	26,205	11,541
349,500	Polycom Inc.†	4,117,375	3,931,875
640,000	Sprint Corp.†	3,259,788	2,899,200

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
120,000	Telenet Group Holding NV†	$5,466,764	$5,448,008

		16,299,909	15,704,534

	Transportation — 0.0%
2,500	XPO Logistics Europe SA†	607,603	552,103

	Wireless Communications — 0.4%
20,000	Blackberry Ltd.†	147,635	134,200
14,000	Metricom Inc.	1,680	1
70,000	Millicom International Cellular SA, SDR	5,309,531	4,260,877
7,500	T-Mobile US Inc.†	121,875	324,525
9,500	United States Cellular Corp.†	362,501	373,065

		5,943,222	5,092,668

	TOTAL COMMON STOCKS	635,814,057	634,563,394

	PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
4,000	Cincinnati Bell Inc., 6.750%, Ser. B	83,263	198,160

	RIGHTS — 0.3%
	Food and Beverage — 0.0%
3,750	Warrnambool Cheese & Butter Factory Co. Holding Ltd.†	18,602	2,909

	Health Care — 0.1%
110,600	Adolor Corp., CPR, expire 07/01/19†	0	57,512
187,969	Ambit Biosciences Corp., CVR†	0	112,781
135,000	American Medical Alert Corp.†	0	1,350
54,000	Chelsea Therapeutics International Ltd., CVR†	5,940	5,940
5,000	Community Health Systems Inc., CVR†	158	23
50,000	Durata Therapeutics Inc., CVR, expire 12/31/20†	0	0
795,000	Dyax Corp., CVR, expire 12/31/19†	0	882,450
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	0	60
400,000	Sanofi, CVR, expire 12/31/20†	88,100	96,000
739,500	Synergetics USA Inc., CVR†	73,950	73,950
825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†	401,888	437,250
69,000	Trius Therapeutics, CVR†	0	8,970

		570,036	1,676,286

Shares		Cost	Market Value
	Retail — 0.1%
950,000	Safeway Casa Ley, CVR, expire 01/30/19†	$166,857	$332,500
950,000	Safeway PDC, CVR, expire 01/30/17†	8,014	46,360

		174,871	378,860

	Wireless Communications — 0.1%
700,000	Leap Wireless International Inc., CVR, expire 03/14/17†	1,636,304	1,764,000

	TOTAL RIGHTS	2,399,813	3,822,055

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
32,000	Kinder Morgan Inc., expire 05/25/17†	61,383	544

	Metals and Mining — 0.0%
2,550	HudBay Minerals Inc., expire 07/20/18†	2,886	691

	TOTAL WARRANTS	64,269	1,235

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.0%
	Building and Construction — 0.0%
$ 525,000	Layne Christensen Co., 4.250%, 11/15/18	517,714	459,047

	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
800,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/16†	711,567	52,000

	U.S. GOVERNMENT OBLIGATIONS — 57.3%
832,290,000	U.S. Treasury Bills, 0.140% to 0.690%††, 07/07/16 to 05/25/17(a)	831,109,762	831,522,024

	TOTAL INVESTMENTS —101.4%	$1,470,700,445	1,470,617,915

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Principal Amount		Settlement Date	Unrealized Appreciation/ Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS (b) — (0.0)%
21,600,000(c)	Deliver British Pounds in exchange for United States Dollars 28,795,349	07/29/16	$33,043
21,400,000(d)	Deliver Euro Currency in exchange for United States Dollars 23,643,576	07/29/16	(130,350)
6,500,000(e)	Deliver Swiss Francs in exchange for United States Dollars 6,626,905	07/29/16	(41,851)

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		(139,158)

Notional Amount		Termination Date
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS (f) — (0.1)%
$ 970,228	Premier Foods plc	03/31/17	(42,176)
(1,690,000 Shares)
25,706,498	SABMiller plc	10/14/16	(993,371)

(424,800 Shares)
	TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS		(1,035,547)

			Market Value
	SECURITIES SOLD SHORT — (2.7)%
	(Proceeds received $38,678,119)		(39,561,566)

	Other Assets and Liabilities (Net) — 1.4%		20,200,285

	NET ASSETS — 100.0%		$1,450,081,929

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (2.7)%
	Broadcasting — (0.1)%
32,731	Nexstar Broadcasting Group Inc., Cl. A	$1,383,570	$1,557,341

	Building and Construction — (1.7)%
550,000	Lennar Corp., Cl. A	24,082,396	25,355,000

	Energy and Utilities — (0.0)%
3,750	Range Resources Corp.	149,186	161,775

	Health Care — (0.9)%
317,666	Abbott Laboratories	13,062,967	12,487,450

	TOTAL SECURITIES SOLD SHORT(g)	$38,678,119	$39,561,566

(a)

At June 30, 2016, $151,035,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.

(b)	At June 30, 2016, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(c)	Principal amount denoted in British Pounds.
(d)	Principal amount denoted in Euros.
(e)	Principal amount denoted in Swiss Francs
(f)	At June 30, 2016, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
(g)	At June 30, 2016, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $1,470,700,445)	$1,470,617,915
Cash	1,713
Deposit at brokers (including proceeds from securities sold short of $38,678,119)	38,044,907
Receivable for Fund shares sold	2,050,770
Receivable for investments sold	11,086,439
Dividends and interest receivable	699,584
Prepaid expenses	50,330
Unrealized appreciation on forward foreign exchange contracts	33,043
Receivable for custody fees reimbursement	253,852

Total Assets	1,522,838,553

Liabilities:
Securities sold short, at value	39,561,566
Payable for investments purchased	30,454,097
Payable for Fund shares redeemed	673,610
Payable for investment advisory fees	591,091
Payable for distribution fees	156,108
Payable for accounting fees	11,250
Unrealized depreciation on swap contracts	1,035,547
Unrealized depreciation on forward foreign exchange contracts	172,201
Other accrued expenses	101,154

Total Liabilities	72,756,624

Net Assets
(applicable to 142,594,573 shares outstanding)	$1,450,081,929

Net Assets Consist of:
Paid-in capital	$1,437,336,735
Undistributed net investment income	2,036,452
Accumulated net realized gain on investments, securities sold short, and foreign currency transactions	12,861,919
Net unrealized depreciation on investments	(82,530)
Net unrealized depreciation on securities sold short	(883,447)
Net unrealized depreciation on swap contracts	(1,035,547)
Net unrealized depreciation on foreign currency translations	(151,653)

Net Assets	$1,450,081,929

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($683,421,721 ÷ 66,852,292 shares outstanding)	$10.22

Advisor Class:
Net Asset Value, offering, and redemption price per share ($766,660,208 ÷ 75,742,281 shares outstanding)	$10.12

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $75,603)	$4,573,503
Interest	1,513,487
Other income*	253,852

Total Income	6,340,842

Expenses:
Investment advisory fees	3,516,704
Distribution fees - Advisor Class	931,173
Dividend expense on securities sold short	376,115
Custodian fees	65,162
Shareholder communications expenses	54,350
Registration expenses	49,405
Directors’ fees	45,748
Shareholder services fees	33,845
Service fees for securities sold short	102,137
Legal and audit fees	24,068
Accounting fees	22,500
Interest expense	2,324
Miscellaneous expenses	39,527

Total Expenses	5,263,058

Less:
Expenses paid indirectly by broker (See Note 6)	(5,175)

Net Expenses	5,257,883

Net Investment Income	1,082,959

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency:
Net realized gain on investments	16,925,215
Net realized loss on securities sold short	(1,222,440)
Net realized loss on swap contracts	(1,116,916)
Net realized gain on foreign currency transactions	2,057,211

Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	16,643,070

Net change in unrealized appreciation/depreciation:
on investments	(1,855,504)
on securities sold short	2,439,083
on swap contracts	(583,498)
on foreign currency translations	(789,088)

Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, and foreign currency translations	(789,007)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency	15,854,063

Net Increase in Net Assets Resulting from Operations	$16,937,022

*	The Fund received a one time reimbursement of custody expenses paid in prior years.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment income/(loss)	$1,082,959	$(1,846,939)
Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	16,643,070	38,760,505
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, swap contracts, and foreign currency translations	(789,007)	(8,485,153)

Net Increase in Net Assets Resulting from Operations	16,937,022	28,428,413

Distributions to Shareholders:
Net investment income
Class AAA	—	(3,378,976)
Advisor Class	—	(2,202,145)

	—	(5,581,121)

Net realized gain
Class AAA	—	(12,762,320)
Advisor Class	—	(14,588,339)

	—	(27,350,659)

Total Distributions to Shareholders	—	(32,931,780)

Capital Share Transactions:
Class AAA	44,788,725	(28,513,696)
Advisor Class	40,832,193	8,619,442

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	85,620,918	(19,894,254)

Redemption Fees	16,308	1,388

Net Increase/(Decrease) in Net Assets	102,574,248	(24,396,233)
Net Assets:
Beginning of year	1,347,507,681	1,371,903,914

End of period (including undistributed net investment income of $2,036,452 and $953,493, respectively)	$1,450,081,929	$1,347,507,681

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions									Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)		Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2016(c)	$10.10	$0.01		$0.11	$0.12	—		—	—		—	$0.00	$10.22	1.2%	$683,422	0.29	%(d)	0.62	%(d)(e)(f)	140%
2015	10.13	(0.00)	(b)	0.24	0.24	$(0.06)		$(0.21)	—		$(0.27)	0.00	10.10	2.3	630,205	(0.01)		0.59	(e)(f)	276
2014	10.24	(0.00)	(b)	0.12	0.12	(0.05)		(0.18)	—		(0.23)	0.00	10.13	1.2	659,818	(0.04)		0.58	(f)	281
2013	9.96	0.06		0.43	0.49	(0.01)		(0.19)	$(0.01)		(0.21)	0.00	10.24	4.9	446,566	0.63		0.58	(f)	324
2012	9.76	0.02		0.49	0.51	(0.04)		(0.27)	—		(0.31)	0.00	9.96	5.2	299,111	0.17		0.60		256
2011	9.86	(0.01)		0.20	0.19	(0.08)		(0.21)	—		(0.29)	0.00	9.76	1.9	247,060	(0.06)		0.62		276
Advisor Class
2016(c)	$10.01	$0.00	(b)	$0.11	$0.11	—		—	—		—	$0.00	$10.12	1.1%	$766,660	0.04	(d)	0.87	%(d)(e)(f)	140%
2015	10.05	(0.03)		0.23	0.20	$(0.03)		$(0.21)	—		$(0.24)	0.00	10.01	2.0	717,303	(0.27)		0.84	(e)(f)	276
2014	10.16	(0.03)		0.12	0.09	(0.02)		(0.18)	—		(0.20)	0.00	10.05	0.9	712,086	(0.30)		0.83	(f)	281
2013	9.89	0.03		0.43	0.46	(0.00)	(b)	(0.19)	$(0.00)	(b)	(0.19)	0.00	10.16	4.7	677,405	0.29		0.83	(f)	324
2012	9.69	0.01		0.47	0.48	(0.01)		(0.27)	—		(0.28)	0.00	9.89	4.9	304,468	0.14		0.85		256
2011	9.79	(0.00)	(b)	0.16	0.16	(0.05)		(0.21)	—		(0.26)	0.00	9.69	1.6	245,032	(0.05)		0.87		276

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2016, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2016 and the year ended December 31, 2015, there was no impact to the expense ratios.

(f)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2016 and the years ended December, 31, 2015, and 2014, would have been 0.55%, 0.55%, 0.57% (Class AAA) and 0.80%, 0.77%, and 0.82% (Advisor Class), respectively. For the year ended December 31, 2013, there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ABC Fund, a series of Gabelli Investor Funds, Inc., was incorporated on October 30, 1992 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$575,810	—	$1,957,885	$2,533,695
Consumer Products	19,687,114	—	507,788	20,194,902
Consumer Services	7,496,161	—	285	7,496,446
Diversified Industrial	3,472,396	$37,500	—	3,509,896
Food and Beverage	17,540,863	58,844	—	17,599,707
Health Care	80,210,876	—	113,913	80,324,789
Wireless Communications	5,092,667	—	1	5,092,668
Other Industries (a)	497,811,291	—	—	497,811,291
Total Common Stocks	631,887,178	96,344	2,579,872	634,563,394
Preferred Stocks (a)	198,160	—	—	198,160
Rights (a)	96,023	—	3,726,032	3,822,055
Warrants (a)	544	691	—	1,235
Convertible Corporate Bonds (a)	—	459,047	—	459,047
Corporate Bonds (a)	—	52,000	—	52,000
U.S. Government Obligations	—	831,522,024	—	831,522,024
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$632,181,905	$832,033,762	$6,305,904	$1,470,617,915
LIABILITIES (Market Value):
Securities Sold Short (a)	$(39,561,566)	—	—	$(39,561,566)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(39,561,566)	—	—	$(39,561,566)

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/16
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$ 33,043	—	$ 33,043
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACTS
Contract for Difference Swap Agreements	—	(1,035,547)	—	(1,035,547)
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	(172,201)	—	(172,201)
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$(1,174,705)	—	$(1,174,705)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2016 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Depreciation
One month LIBOR plus 90 bps plus
	Market Value Appreciation on:	Market Value Depreciation on:

$970,228 (1,690,000 Shares)	Premier Foods plc	Premier Foods plc	3/31/17	$ (42,176)
$25,706,498 (424,800 Shares)	SABMiller plc	SABMiller plc	10/14/16	(993,371)

$(1,035,547)

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2016 had an average monthly notional amount of approximately $31,931,712.

At June 30, 2016, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on swap contracts. For the six months ended June 30, 2016, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, Net realized loss on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six months ended June 30, 2016, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, within Net realized gain on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2016 are reflected within the Schedule of Investments. The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2016 had an average monthly notional amount of approximately $82,170,000.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2016, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts, and under Liabilities, Unrealized depreciation on forward foreign exchange contracts. For the six months ended June 30, 2016, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, within Net realized gain on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

At June 30, 2016, the Fund’s derivative assets (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets
Forward Foreign Exchange
Contracts	$33,043	$(33,043)	—

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
Equity Contract for Difference
Swap Agreements	$1,035,547	—	$1,035,547
Forward Foreign Exchange
Contracts	172,201	$(33,043)	139,158

Total	$1,207,748	$(33,043)	$1,174,705

The following table presents the Fund’s derivative assets and liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2016:

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Counterparty
State Street Bank & Trust Co.	$139,158	$(139,158)	—	—
The Goldman Sachs Group, Inc.	1,035,547	(1,035,547)	—	—

Total	$1,174,705	$(1,174,705)	—	—

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2016 are reflected within the Schedule of Investments. For the six months ended June 30, 2016, the Fund incurred $102,137 in service fees related to its investment positions sold short and held by the broker. The amount is included in the Statement of Operations under Expenses, Service fees for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2016, the Fund held no restricted securities.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2015 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$28,045,478
Net long term capital gains	8,066,886

Total distributions paid.	$36,112,364

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2016:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$1,475,502,293	$22,213,815	$(27,098,193)	$(4,884,378)
Securities sold short	(38,678,119)	575,517	(1,458,964)	(883,447)

		$22,789,332	$(28,557,157)	$(5,767,825)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives a $2,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $937,419,950 and $827,821,165 respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2016, the Fund paid brokerage commissions on security trades of $315,239 to G.research, LLC, an affiliate of the Adviser.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $5,175.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As of June 30, 2016, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2016, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2016 and the year ended December 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	5,492,813	$55,385,545	5,445,366	$56,087,852
Shares issued upon reinvestment of distributions	—	—	1,589,608	16,086,829
Shares redeemed	(1,044,663)	(10,596,820)	(9,765,966)	(100,688,377)

Net increase/(decrease)	4,448,150	$44,788,725	(2,730,992)	$(28,513,696)

Advisor Class
Shares sold	19,932,843	$199,808,234	30,704,531	$312,365,864
Shares issued upon reinvestment of distributions	—	—	1,306,706	13,106,260
Shares redeemed	(15,838,951)	(158,976,041)	(31,237,934)	(316,852,682)

Net increase	4,093,892	$40,832,193	773,303	$8,619,442

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 24, 2016, the Board of Directors (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of alternative event driven funds chosen by Broadridge as being comparable. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one year period and the second quartile for the three year and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of diversified specialty funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at the low end of its peer group. The Independent Board Members also noted that the management fee structure was much lower than that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the advisory fees for other types of accounts managed by affiliates of the Adviser. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●   Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●   Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ryan N. Kahn is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after working as a generalist in the research department. Mr. Kahn earned a Bachelor of Science in Business Management from Babson College.

Gian Maria Magrini, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after serving various roles in the Firm’s operations and research departments. Mr. Magrini earned a Bachelor of Science in Finance from Fordham University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ABC FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer, KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Bruce N. Alpert

President

Andrea R. Mango
Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance
Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q216SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/31/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	8/31/2016

* Print the name and title of each signing officer under his or her signature.